Warrants Issuance: Schedule of Common Shares and Warrants (Tables)	12 Months Ended
Sep. 30, 2013
Tables/Schedules
Schedule of Common Shares and Warrants

Investment Date	Common Shares	Warrants
03/06/13	233,500	116,750
04/03/13	30,000	15,000
05/14/13	5,000	2,500
06/12/13	10,000	5,000
06/26/13	10,000	5,000
07/1/13	24,000	12,000
07/16/13	12,000	6,000
07/31/13	10,000	5,000
09/6/13	5,000	2,500
Total	339,500	169,750